Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense	$ 145	$ 132	$ 94
Defined Benefit Plans [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	52	51	46
Interest cost	172	175	174
Expected return on plan assets	(279)	(263)	(243)
Net amortization	147	122	70
Net periodic pension expense	92	85	47
Defined contribution plans	98	81	80
Total retirement plans expense	190	166	127
Defined Benefit Plans [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	30	24	22
Interest cost	50	45	45
Expected return on plan assets	(49)	(42)	(37)
Net amortization	22	20	17
Net periodic pension expense	53	47	47
Defined contribution plans	50	36	37
Total retirement plans expense	$ 103	$ 83	$ 84